Goodwill And Other Intangible Assets (Finite Lived Intangible And Indefinite Assets By Major Class) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Finite-lived intangibles, gross carrying amount	$ 9,202.2	$ 7,851.3
Finite-lived intangibles, accumulated amortization	(2,245.6)	(1,688.6)
Total intangibles	14,063.6	12,233.9
Trademarks and trade names
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Indefinite-lived intangibles, gross carrying amount	4,861.4	4,382.6
Patents and technology
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Finite-lived intangibles, gross carrying amount	2,211.3	1,857.2
Finite-lived intangibles, accumulated amortization	(618.5)	(488.7)
Customer relationships and other intangibles
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Finite-lived intangibles, gross carrying amount	6,990.9	5,994.1
Finite-lived intangibles, accumulated amortization	$ (1,627.1)	$ (1,199.9)